Significant Changes in the Current Reporting Period - Additional Information (Details) - USD ($)		1 Months Ended		6 Months Ended
	Nov. 20, 2020	Jan. 31, 2021	Aug. 31, 2020	Dec. 31, 2020
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Description of top-line results from DREAM-HF Phase 3				In December 2020, the Group announced top-line results from the DREAM-HF Phase 3 randomized controlled trial of its allogeneic cell therapy rexlemestrocel-L in 537 patients with advanced chronic heart failure. Over a mean 30 months of follow-up, patients with advanced chronic heart failure who received a single endomyocardial treatment with rexlemestrocel-L on top of maximal therapies had 60% reduction in incidence of heart attacks or strokes and 60% reduction in death from cardiac causes when treated at an earlier stage in the progressive disease process. Despite significant reduction in the pre-specified endpoint of cardiac death, there was no reduction in recurrent non-fatal decompensated heart failure events, which was the trial’s primary endpoint.
Hercules Capital, Inc.
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Description of principal repayment				In August 2020, the Group amended the terms of the Hercules loan agreement to defer principal repayments to March 2021. In January 2021, as disclosed in Note 11, the Group amended the terms of the loan agreement to extend the interest-only period of the loan up to March 2022, subject to achieving certain milestones. Presentation at December 31, 2020 has not been changed as a result of this amendment.
Principal repayment due term			2021-03
Novartis | License and Collaboration Agreement
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Description of license and collaboration agreement				In November 2020, the Group has entered into a worldwide license and collaboration agreement with Novartis for the development, manufacture, and commercialization of the Group’s mesenchymal stromal cell (MSC) product remestemcel-L, with an initial focus on the development of the treatment of acute respiratory distress syndrome (ARDS), including that associated with COVID-19. The closing of the license agreement is subject to certain conditions. The Group has enrolled 223 patients in its randomized controlled trial of remestemcel-L in ventilator-dependent patients with moderate to severe ARDS due to COVID-19 infection. Following the third interim analysis on the trial’s first 180 patients last month, the Data Safety Monitoring Board (DSMB) reported that there were no safety concerns but noted that the trial was not likely to meet the 30-day mortality reduction endpoint at the planned 300 patient enrolment. The trial was powered to achieve a primary endpoint of 43% reduction in mortality at 30 days for treatment with remestemcel-L on top of maximal care. The DSMB recommended that the trial complete with the currently enrolled 223 patients, and that all be followed-up as planned. Notably, the trial has not yet accrued data on the secondary endpoints, which include days alive off mechanical ventilation at 60 days post randomization, overall survival, days in intensive care, duration of hospitalization, and cardiac, neurological, and pulmonary organ damage. Additionally, measures of circulating cytokines and inflammatory markers will be evaluated. None of these were included in the interim analysis. As such, the trial will evaluate all 223 enrolled patients through 60 days of follow-up to study potential treatment effects on these outcomes.
Upfront payment including equity related to license and collaboration agreement	$ 50,000,000
Upfront payment, equity portion	25,000,000
Proceeds from pending achievement of pre-commercialization milestones	505,000,000
Additional payments for post-commercialization	$ 750,000,000
Loan Agreement | Hercules Capital, Inc. | Top of Range | Events After Reporting Period
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Principal repayment due term		2022-03